Changes in Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 05, 2011 Accounts Receivable	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Cash and Cash Equivalents	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Accounts Receivable	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Other Current Assets	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Other Long Lived Assets	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Current Liabilities
Business Acquisition [Line Items]
Estimated fair values of assets acquired				$ 21,100		$ 886	$ 21,124	$ 234	$ 3,826
Property and equipment					87,185
Intangible assets					49,310
Total identifiable assets acquired					162,565
Total liabilities assumed					19,406
Net identifiable assets acquired					143,159
Goodwill	622,773	446,895	345,359		162,704
Net assets acquired					305,863
Estimated fair values of liabilities assumed										$ (19,406)